SCHEDULE OF FAIR VALUE OF THE WARRANTS (Details)	Apr. 30, 2023
Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected term (in years)	1 year 9 months
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected dividend yield	3.84
Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected dividend yield	132.96
Measurement Input, Expected Dividend Payment [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected dividend yield	0